Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) (Hong Kong Wetouch Electronics Technology Limited) (Parenthetical) - 12 months ended Dec. 31, 2019 - Hong Kong Wetouch Electronics Technology Limited [Member]
	USD ($)	CNY (¥)	CNY (¥)
Penalty payable | $	$ 900,000
Accrued loan | $	800,000
Repayment of loan default penalties | $	$ 1,700,000
RMB [Member]
Penalty payable | ¥			¥ 6,000,000
Accrued loan | ¥			¥ 5,800,000
Repayment of loan default penalties | ¥		¥ 11,800,000